INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule of Components of Inventory

	December 31, 2012	December 31, 2011
Raw materials	$2,457	$2,725
Work-in-progress	1,879	2,144
Finished goods	1,431	1,304

	$5,767	$6,173